Post-employment Benefits (Details 10) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Increase By 0.5% [Member]
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	R$ 9,401,213
Impacts on the obligations of healthcare program	1,570,903
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	1,785,811
Impact on cost of service for the following financial year of healthcare program	7,306
Sensitivity of the service cost
Impacts on the obligations of the pension	831
Impacts on the obligations of healthcare program	5,482
Decrease In 0.5% [Member]
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	10,166,369
Impacts on the obligations of healthcare program	1,784,104
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	1,568,813
Impact on cost of service for the following financial year of healthcare program	5,451
Sensitivity of the service cost
Impacts on the obligations of the pension	1,143
Impacts on the obligations of healthcare program	R$ 7,273